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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06330

               Morgan Stanley Limited Duration U.S. Treasury Trust (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY LIMITED DURATION U.S. TREASURY TRUST
PORTFOLIO OF INVESTMENTS - FEBRUARY 28, 2006 (UNAUDITED)

PRINCIPAL                          DESCRIPTION
AMOUNT IN                              AND                                COUPON
THOUSANDS                         MATURITY DATE                            RATE          VALUE
---------   --------------------------------------------------------   -----------   -------------
            U.S. GOVERNMENT OBLIGATIONS (101.7%)
            U.S. Treasury Notes
 $ 74,810   08/15/07................................................          2.75%  $  72,776,141
  238,280   05/15/07................................................         3.125     233,933,296
  113,000   02/15/08................................................         3.375     110,307,436
  120,475   11/15/06................................................          3.50     119,477,347
   36,160   11/15/08................................................          4.75      36,247,580
    6,500   02/15/11-08/15/11.......................................          5.00       6,621,642
                                                                                     -------------
            TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $589,042,736)                      579,363,442
                                                                                     -------------
            SHORT-TERM INVESTMENTS (a) (12.9%)
            U.S. Government Obligations
            U.S. Treasury Bills
   18,000   03/09/06................................................   4.051-4.218      17,983,271
   24,400   04/13/06................................................          4.20      24,277,593
   30,000   03/30/06................................................         4.211      29,898,246
    1,150   03/16/06................................................         4.322       1,147,929
                                                                                     -------------
            TOTAL SHORT-TERM INVESTMENTS (Cost $73,307,039)                             73,307,039
                                                                                     -------------
            TOTAL INVESTMENTS (Cost $662,349,775) (b)                        114.6%    652,670,481

            LIABILITIES IN EXCESS OF OTHER ASSETS                            (14.6)   (83,314,241)
                                                                       -----------   -------------
            NET ASSETS                                                       100.0%  $ 569,356,240
                                                                       ===========   =============

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(a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate net unrealized depreciation is $9,679,294.

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
April 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
April 19, 2006


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